Other Operating Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Gains (Losses), Net (Tables) [Line Items]
Schedule of Other Operating Gains (Losses), Net
For the years ended December 31,	2023	2022	2021
Gain (loss) on disposal of assets	$59	$7	$(848)
C-band clearing income	344,892	—	108,463
Impairment	(79,740)	—	—
Other	(212)	—	—
Other operating gains (losses), net	$264,999	$7	$107,615